UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle, Suite E 400
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  28-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

     /s/ Jean-Guy Talbot     Montreal, Quebec, Canada     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $138,954 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     7979   146800 SH       SOLE                   146800        0        0
AMB PROPERTY CORP              COM              00163T109     6460   281500 SH       SOLE                   281500        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     6990   473900 SH       SOLE                   473900        0        0
BOSTON PROPERTIES INC          COM              101121101    15889   242400 SH       SOLE                   242400        0        0
DIGITAL RLTY TR INC            COM              253868103    13475   294800 SH       SOLE                   294800        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    11819   384986 SH       SOLE                   384986        0        0
HOME PROPERTIES INC            COM              437306103     5507   127800 SH       SOLE                   127800        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    10566   897700 SH       SOLE                   897700        0        0
MACERICH CO                    COM              554382101     6069   200100 SH       SOLE                   200100        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    13955   450300 SH       SOLE                   450300        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    25603   368759 SH       SOLE                   368759        0        0
VORNADO RLTY TR                SH BEN INT       929042109    14642   227318 SH       SOLE                   227318        0        0